Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Increase (decrease) through foreign exchange, financial assets	$ 7,801	$ 11,523
Liquidity risk | Interest rate, measurement input
Statement [line items]
Significant unobservable input, assets	28.00%
NTD
Statement [line items]
Percentage of depreciation appreciation against other country currency	10.00%	10.00%
Floating interest rate
Statement [line items]
Borrowings, adjustment to interest rate basis	0.25%
Increase or decrease net profit through interest rate	$ 116	$ 131